OTHER LONG-TERM ASSETS - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Investment in North West Redwater Partnership	$ 287	$ 292
North West Redwater Partnership subordinated debt	591	510
Risk management (note 19)	373	204
Other	208	241
Other assets	1,459	1,247
Less: current portion	116	79
Other long-term assets	$ 1,343	$ 1,168